Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 16: Employee Benefit Plans

We sponsor multiple domestic and international employee benefit plans. Benefits are based upon years of service and compensation.

We have a noncontributory retirement plan in the U.S. (the “Domestic Plan”), which covers certain employees not earning union benefits. This plan was frozen for participant benefit accruals in 1996; therefore, the projected benefit obligation is equal to the accumulated benefit obligation. The plan assets will be used to pay benefits due to employees for service through December 31, 1996. As employees have not accrued additional benefits since that time, we do not utilize salary or pension inflation assumptions in calculating our benefit obligation for the Domestic Plan. The annual measurement date for the Domestic Plan is December 31.

We also have multiple employee benefit plans that cover many of our international employees. These include (i) a plan that covers workers in the United Kingdom (the “U.K. Plan”), which was frozen to further service accruals on November 30, 2013; and (ii) a number of smaller plans that cover workers in various countries around the world (the “International Plans”). The annual measurement date for all of these plans is December 31.

We are required to recognize the funded status of our pension plans, which is the difference between the fair value of plan assets and the projected benefit obligations, in our consolidated balance sheets and make corresponding adjustments for changes in the value through accumulated other comprehensive loss, net of tax.

The following table presents the projected benefit obligation, the fair value of plan assets, the funded status and the accumulated benefit obligation for the Domestic Plan, the U.K. Plan and the International Plans:

	Domestic Plan		U.K. Plan		International Plans
	2016	2015	2016	2015	2016	2015
	(in millions)
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$394	$425	$391	$415	$82	$115
Service cost	—	—	2	1	2	2
Interest cost	13	16	12	15	2	2
Actuarial loss (gain)	1	(8)	87	(5)	2	(1)
Settlements and curtailments	(2)	(14)	—	—	(1)	(4)
Effect of foreign exchange rates	—	—	(74)	(19)	(1)	(4)
Benefits paid	(25)	(25)	(14)	(16)	(5)	(28)

Benefit obligation at end of year	$381	$394	$404	$391	$81	$82

Change in Plan Assets:
Fair value of plan assets at beginning of year	$265	$283	$368	$390	$60	$85
Actual return on plan assets, net of expenses	11	(11)	42	(1)	1	—
Employer contributions	18	32	5	13	3	8
Effect of foreign exchange rates	—	—	(65)	(18)	—	(1)
Benefits paid	(25)	(25)	(14)	(16)	(5)	(28)
Settlements	(2)	(14)	—	—	(1)	(4)

Fair value of plan assets at end of year	267	265	336	368	58	60

Funded status at end of year (underfunded)	(114)	(129)	(68)	(23)	(23)	(22)

Accumulated benefit obligation	$381	$394	$404	$391	$81	$82

Amounts recognized in the consolidated balance sheets consisted of:

	Domestic Plan		U.K. Plan		International Plans
	2016	2015	2016	2015	2016	2015
	(in millions)
Other non-current assets	$4	$2	$—	$—	$6	$7
Other liabilities	(118)	(131)	(68)	(23)	(29)	(29)

Net amount recognized	$(114)	$(129)	$(68)	$(23)	$(23)	$(22)

Amounts recognized in accumulated other comprehensive loss consisted of:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in millions)
Net actuarial loss	$—	$15	$42	$41	$16	$33	$3	$1	$10
Prior service credit	(3)	(4)	(4)	—	—	—	—	—	—
Amortization of net gain	(3)	(3)	(7)	(2)	(2)	(1)	(1)	(9)	(1)

Net amount recognized	$(6)	$8	$31	$39	$14	$32	$2	$(8)	$9

The estimated unrecognized net losses and prior service cost that will be amortized into net periodic pension cost over the fiscal year following the indicated year were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in millions)
Unrecognized net losses	$2	$2	$3	$4	$2	$2	$—	$—	$1
Unrecognized prior service cost	4	4	4	—	—	—	—	—	—

Amount unrecognized	$6	$6	$7	$4	$2	$2	$—	$—	$1

The net periodic pension cost (credit) was as follows:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in millions)
Service cost	$8	$7	$7	$2	$2	$1	$3	$3	$2
Interest cost	13	16	17	12	15	17	2	2	4
Expected return on plan assets	(19)	(19)	(18)	(22)	(25)	(24)	(3)	(4)	(4)
Amortization of prior service cost	4	4	4	—	—	—	—	—	—
Amortization of net loss	3	3	1	2	2	1	—	—	1
Settlement losses	—	—	5	—	—	—	—	10	1

Net periodic pension cost (credit)	$9	$11	$16	$(6)	$(6)	$(5)	$2	$11	$4

The weighted-average assumptions used to determine benefit obligations were as follows:

	Domestic Plan		U.K. Plan		International Plans
	2016	2015	2016	2015	2016	2015
Discount rate	4.0%	4.3%	2.8%	3.9%	3.1%	3.5%
Salary inflation	N/A	N/A	1.9	1.7	2.1	2.1
Pension inflation	N/A	N/A	3.1	2.8	1.7	1.6

The weighted-average assumptions used to determine net periodic pension cost (credit) were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Discount rate	4.2%	3.9%	4.7%	3.9%	3.8%	4.7%	3.5%	3.3%	4.3%
Expected return on plan assets	7.3	7.5	7.5	6.5	6.5	6.5	5.4	5.1	6.0
Salary inflation	N/A	N/A	N/A	1.7	1.6	1.9	2.1	2.2	2.3
Pension inflation	N/A	N/A	N/A	2.8	2.8	3.0	1.6	1.8	1.9

The investment objectives for the various plans are preservation of capital, current income and long-term growth of capital. All plan assets are managed by outside investment managers and do not include investments in Hilton stock. Asset allocations are reviewed periodically by the investment managers.

Expected long-term returns on plan assets are determined using historical performance for debt and equity securities held by our plans, actual performance of plan assets and current and expected market conditions. Expected returns are formulated based on the target asset allocation. The target asset allocation for the Domestic Plan, as a percentage of total plan assets, as of December 31, 2016 and 2015 was 65 percent and 60 percent, respectively, in funds that invest in equity securities and 35 percent and 40 percent, respectively, in funds that invest in debt securities. The target asset allocation for the U.K. Plan and the International Plans was 65 percent in funds that invest in equity and debt securities and 35 percent in bond funds as of December 31, 2016 and 2015, respectively.

The following tables present the fair value hierarchy of total plan assets measured at fair value by asset category. The fair values of Level 2 assets were based on available market pricing information of similar financial instruments. There were no Level 3 assets as of December 31, 2016 and 2015.

	December 31, 2016
	Domestic Plan		U.K. Plan		International Plans
	Level 1	Level 2	Level 1	Level 2	Level 1	Level 2
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$10	$—
Equity funds	25	—	—	—	3	6
Debt securities	1	62	—	—	—	—
Bond funds	—	—	—	—	—	6
Common collective trusts	—	139	—	336	—	33
Other	—	40	—	—	—	—

Total	$26	$241	$—	$336	$13	$45

	December 31, 2015
	Domestic Plan		U.K. Plan		International Plans
	Level 1	Level 2	Level 1	Level 2	Level 1	Level 2
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$10	$—
Equity funds	64	—	—	—	4	7
Debt securities	2	71	—	—	—	—
Bond funds	—	—	—	—	—	7
Common collective trusts	—	128	—	368	—	32

Total	$66	$199	$—	$368	$14	$46

We expect to contribute approximately $21 million, $8 million and $4 million to the Domestic Plan, the U.K. Plan and the International Plans, respectively, in 2017.

As of December 31, 2016, the benefits expected to be paid in the next five years and in the aggregate for the five years thereafter were as follows:

	Domestic Plan	U.K. Plan	International Plans
Year	(in millions)
2017	$30	$13	$9
2018	27	13	5
2019	26	13	5
2020	26	14	5
2021	26	14	5
2022-2026	124	73	24

	$259	$140	$53

As of January 1, 2007, the Domestic Plan and plans maintained for certain domestic hotels currently or formerly managed by us were merged into a multiple employer plan. As of December 31, 2016, the multiple employer plan had combined plan assets of $289 million and a projected benefit obligation of $405 million.

We also have plans covering qualifying employees and non-officer directors (the “Supplemental Plans”). Benefits for the Supplemental Plans are based upon years of service and compensation. Since December 31, 1996, employees and non-officer directors have not accrued additional benefits under the Supplemental Plans. These plans are self-funded by us and, therefore, have no plan assets isolated to pay benefits due to employees. As of December 31, 2016 and 2015, these plans had benefit obligations of $19 million and $17 million, respectively, which were fully accrued in other liabilities in our consolidated balance sheets. Expense incurred under the Supplemental Plans for the year ended December 31, 2016 was $3 million and for the years ended December 31, 2015 and 2014 was less than $1 million.

We have various employee defined contribution investment plans whereby we contribute matching percentages of employee contributions. The aggregate expense under these plans totaled $17 million, $18 million and $19 million for the years ended December 31, 2016, 2015 and 2014, respectively.